Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 30, 2015	Jan. 27, 2010
Debt Instrument [Line Items]
Total principal	$ 3,398,442		$ 3,449,611
Less unamortized discount and debt issuance costs	(49,109)		(31,906)
Total debt	3,349,333		3,417,705
Less current portion	(527,467)		(800,897)
Long-term portion	$ 2,821,866		2,616,808
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate	8.50%	8.50%		8.50%	8.50%
Total principal	$ 585,841		592,657
Convertible Senior Notes due 2023
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate	5.00%
Total principal	$ 125,000		0
Norwegian Kroner Denominated Bonds Due Through October 2021
Debt Instrument [Line Items]
Total principal	380,491		377,856
U.S. Dollar-denominated Term Loans due through 2031
Debt Instrument [Line Items]
Total principal	1,410,348		1,358,798
Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Total principal	217,621		232,957
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total principal	0		10,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	$ 679,141		$ 877,343